Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Feb. 29, 2020
Summary Of Significant Accounting Policies
Working capital deficit	$ 4,640,000
Voting power, description	more than 50%
Equity securities, description	The Company holds less than 5% of the GHSI’s total shares.
Equity financing amount		$ 7,200,000	$ 7,200,000